N-2	May 19, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 19, 2026, HPS Corporate Lending Fund (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into an Eleventh Supplemental Indenture (the “
Eleventh Supplemental Indenture
”) relating to the Fund’s issuance of $600,000,000 in aggregate principal amount of its 6.300% notes due 2031 (the “
Notes
”), which supplements that certain Base Indenture, dated as of January 30, 2024 (the “
Base Indenture
” and, together with the Eleventh Supplemental Indenture, the “
Indenture
”). The Notes will mature on August 19, 2031, and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Base Indenture, as supplemented by the Eleventh Supplemental Indenture. The Notes bear interest at a rate of 6.300% per year payable semi-annually on February 19 and August 19 of each year, commencing on February 19, 2027.

Long Term Debt, Principal	$ 600,000,000
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants,
including
covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.